Investment in Unconsolidated Ventures (Tables)	12 Months Ended
Dec. 31, 2012
Summarized Balance Sheet Information
Combined summarized balance sheet information for our ventures accounted for using the equity method follows:

	Venture Assets		Venture Borrowings (a)		Venture Equity		Our Investment
	At Year-End
	2012	2011	2012	2011	2012	2011	2012	2011
	(In thousands)
242, LLC(b)	$21,408	$23,688	$810	$4,429	$19,576	$18,536	$8,903	$8,332
CJUF III, RH Holdings	15,970	—	1	—	13,701	—	3,836	—
CL Ashton Woods(c)	15,701	—	—	—	15,044	—	5,775	—
CL Realty	8,245	51,096	—	1,056	7,842	48,608	3,921	24,304
FMF Peakview	16,859	—	—	—	13,331	—	2,666	—
HM Stonewall Estates(c)	5,184	—	104	—	5,080	—	2,470	—
LM Land Holdings(c)	21,094	—	3,086	—	13,128	—	6,045	—
Palisades West	—	124,588	—	—	—	81,635	—	20,412
Round Rock Luxury Apartments	332	34,434	—	28,544	325	4,865	225	3,312
Temco	13,255	18,922	—	2,787	13,066	15,896	6,533	7,948
Other ventures (4)(d)	16,797	16,938	34,357	38,002	(31,600)	(34,045)	1,172	(85)
	$134,845	$269,666	$38,358	$74,818	$69,493	$135,495	$41,546	$64,223

Summarized Income Statement Information
Combined summarized income statement information for our ventures accounted for using the equity method follows:

	Revenues			Earnings (Loss)			Our Share of Earnings (Loss)
	For the Year
	2012	2011	2010	2012	2011	2010	2012	2011	2010
	(In thousands)
242, LLC(b)	$4,868	$2,378	$1	$1,040	$239	$(103)	$572	$153	$(51)
CJUF III, RH Holdings	—	—	—	(241)	—	—	(241)	—	—
CL Ashton Woods(c)	3,353	—	—	1,472	—	—	2,024	—	—
CL Realty(e)	2,667	9,141	28,663	1,060	(22,832)	228	530	(11,416)	114
FMF Peakview	—	—	—	(116)	—	—	(23)	—	—
HM Stonewall Estates(c)	2,500	—	—	829	—	—	332	—	—
LM Land Holdings(c)	10,268	—	—	1,895	—	—	257	—	—
Palisades West	—	16,230	13,588	—	5,858	4,668	—	1,464	1,167
Round Rock Luxury Apartments(f)	3,749	4,442	3,308	7,944	(483)	(1,429)	5,552	(292)	(996)
Temco(g)	702	653	2,180	(80)	(42,242)	210	(40)	(21,121)	105
Other ventures(h) (4)	5,041	8,030	8,765	2,088	49	(15,889)	5,506	2,003	4,362
	$33,148	$40,874	$56,505	$15,891	$(59,411)	$(12,315)	$14,469	$(29,209)	$4,701
_____________________

(a)	Total includes current maturities of $32,323,000 at year-end 2012, of which $32,083,000 is non-recourse to us, and $71,816,000 at year-end 2011, of which $43,144,000 is non-recourse to us.

(b)
Includes unamortized deferred gains on real estate contributed by us to ventures. We recognize deferred gains as income as real estate is sold to third parties and is included in our share of earnings (loss) from the respective ventures. Deferred gains of $885,000 are reflected as a reduction to our investment in unconsolidated ventures at year-end 2012.

(c)
In 2012, we acquired CL Realty’s equity investment in these residential and mixed-use ventures at estimated fair value. The difference between estimated fair value of the equity investment and our capital account within the respective ventures at closing (basis difference) will be accreted as income or expense over the life of the investment and included in our share of earnings (loss) from the respective ventures. Unrecognized basis difference of $2,957,000 is reflected as a reduction of our investment in unconsolidated ventures at year-end 2012.

(d)
Our investment in other ventures reflects our ownership interests generally ranging from 25 to 50 percent, excluding venture losses that exceed our investment where we are not obligated to fund those losses. Please read Note 17 for additional information.

(e)
In 2011, CL Realty’s loss includes non-cash impairment charges of $25,750,000, of which, $23,255,000 relates to additional non-cash impairments associated with real estate assets sold in 2012. Please read Note 3 for additional information. In 2010, CL Realty’s earnings include impairment charges of $4,458,000 principally related to a commercial real estate tract located near the Texas gulf coast.

(f)
In 2012, Round Rock Luxury Apartments earnings include $8,247,000 gain related to sale of 414-unit multifamily property near Austin for $40,400,000. Our share of equity earnings related to this sale is $5,707,000.

(g)
In 2011, Temco’s loss includes non-cash impairment charges of $41,226,000, of which, $21,426,000 principally relates to additional non-cash impairments associated with real estate assets sold in 2012. Please read Note 3 for additional information.

(h)
In 2012, other ventures earnings include $5,307,000 related to a consolidated venture’s share of the gain associated with Round Rock Luxury Apartments sale of Las Brisas. Our share of these earnings was $2,541,000 and we allocated $(2,766,000) to net income attributable to noncontrolling interests. In 2011, our share of other ventures earnings (loss) includes $2,164,000 in earnings related to a deferred gain recognized as a result of entering into an agreement to acquire certain of CL Realty’s real estate assets and $4,869,000 in deferred gains for year 2010 related to CL Realty’s sale of 625 acres to a third party for $20,250,000. In 2010, other ventures loss includes a $13,061,000 loss on sale of a golf course and country club property in Denton, Texas. This loss did not impact our equity in the earnings (loss) of this venture as we exclude losses that exceed our investment where we are not obligated to provide additional equity.